Organization and Description of Business and Recent Developments (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2018	Dec. 31, 2017	Aug. 01, 2016
Number of outstanding shares of common stock	16,095,929	368,219,169	363,043,769	16,095,929
Reverse stock split	1-for-60
Maximum [Member]
Number of outstanding shares of common stock	952,756,004
Minimum [Member]
Number of outstanding shares of common stock	15,879,262